PGIM S&P 500 Max Buffer ETF - February Investment Objectives and Goals - PGIM S&P 500 Max Buffer ETF - February	Mar. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM S&P 500 Max Buffer ETF – FEBRUARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period February 1, 2026 through January 31, 2027 is 6.81% (before fees and expenses). The approximate buffer for the period is 100% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses.